Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA F File No. 811-10411, CIK 0001114800 Rule 30b2-1 Filing

Commissioners:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA F, a unit investment trust registered under the Act, recently mailed to its contract owners the Annual report of the underlying funds of the following underlying management investment companies:

•	Transamerica Series Trust, filed its Annual report with the Commission via EDGAR (CIK: 0000778207);

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) filed its Annual report with the Commission via EDGAR (CIK: 0000896435);

•	Federated Insurance Series filed its Annual report with the Commission via EDGAR (CIK: 0000912577);

•	Columbia Funds Variable Insurance Trust filed its Annual report with the Commission via EDGAR (CIK: 0000898445);

•	MFS® Variable Insurance Trust filed its Annual report with the Commission via EDGAR (CIK: 0000918571);

•	Oppenheimer Variable Account Funds filed its Annual report with the Commission via EDGAR (CIK: 0000752737);

•	Putnam Variable Trust filed its Annual report with the Commission via EDGAR (CIK: 0000822671);

•	Fidelity Variable Insurance Products Fund filed its Annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384);

•	Wanger Advisors Trust filed its Annual report with the Commission via EDGAR (CIK: 0000929521);

Securities and Exchange Commission

This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30e-1 under the Act, each of the underlying management investment companies have filed or will file its Annual Report with the Commission via EDGAR. To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President

Transamerica Life Insurance Company